Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2022
Trade and other receivables
Schedule of trade and other receivables
	06.30.2022	06.30.2021
Trade, leases and services receivable (*)	31,231	34,677
Less: allowance for doubtful accounts	(1,026)	(1,638)
Total trade receivables	30,205	33,039
Prepayments	5,934	8,056
Loans, deposits and others	4,766	5,967
Contributions pending integration	25	16
Guarantee deposits	1	2
Tax receivables	2,960	4,177
Others	4,218	3,576
Total other receivables	17,904	21,794
Total trade and other receivables	48,109	54,833

Non-current	14,793	17,571
Current	33,316	37,262
Total	48,109	54,833

Schedule of allowance for doubtful accounts
	06.30.2022	06.30.2021
Beginning of the year	1,638	9,484
Additions (i)	276	1,415
Recovery (i)	(283)	(1,053)
Currency translation adjustment	61	216
Deconsolidation	-	(7,615)
Utilization	(12)	(46)
Inflation adjustment	(654)	(643)
Transfers to assets held for sale	-	(120)
End of the year	1,026	1,638

Schedule of an aging analysis of past due unimpaired and impaired receivables
	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	1,956	254	707	6,917	978	10,812	34.6%
Sale of properties and developments	40	-	20	13,898	-	13,958	44.7%
Agricultural products	-	-	-	6,413	48	6,461	20.7%
Total as of 06.30.2022	1,996	254	727	27,228	1,026	31,231	100%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	1,834	602	1,112	9,265	1,576	14,389	41.49%
Sale of properties and developments	-	-	-	14,631	-	14,631	42.19%
Agricultural products	-	-	-	5,595	62	5,657	16.31%
Total as of 06.30.2021	1,834	602	1,112	29,491	1,638	34,677	100%